Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Entity Registrant Name	Kinder Morgan Energy Partners L P
Entity Central Index Key	0000888228
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 15,631,284,352
Entity Common Stock, Shares Outstanding		232,837,732
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY